Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Transition 2050 Fund))	0 Months Ended
	Jul. 13, 2011
Class A
Average Annual Return:
1 Year	8.40%
Life of Class	(2.18%)
Inception Date	Mar. 04, 2008
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	8.15%
Life of Class	(2.41%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	5.46%
Life of Class	(1.96%)
Class B
Average Annual Return:
1 Year	9.03%
Life of Class	(1.95%)
Inception Date	Mar. 04, 2008
Class C
Average Annual Return:
1 Year	13.03%
Life of Class	(0.88%)
Inception Date	Mar. 04, 2008
Class N
Average Annual Return:
1 Year	13.70%
Life of Class	(0.36%)
Inception Date	Mar. 04, 2008
Class Y
Average Annual Return:
1 Year	15.52%
Life of Class	0.26%
Inception Date	Mar. 04, 2008
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	6.54%
Life of Class	5.59%	[1]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	15.08%
Life of Class	0.29%	[1]

[1]	From 02/29/08.